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     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
    AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE FOLLOWING DATES: NOVEMBER 14,
                      2003, FEBRUARY 14, 2004, MAY 15, 2004
                              AND AUGUST 15, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [X]; Amendment Number:          1
                                               -------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        623 Fifth Avenue, 20th Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Simon Raykher
Title:          General Counsel
Phone:          (212) 209-2060

Signature, Place, and Date of Signing:

/S/ SIMON RAYKHER                New York, New York              January 7, 2005
------------------------         ---------------------           ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                          --------
Form 13F Information Table Entry Total:                          6
                                                          --------
Form 13F Information Table Value Total:                   $137,282
                                                          --------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           NONE

                                                   FORM 13F INFORMATION TABLE
                                                   SATELLITE ASSET MANAGEMENT
                                                 FOR QUARTER ENDED JUNE 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title of  CUSIP          Value (x   Shrs or prn   SH/   Put/  Investment   Other           Voting Authority
--------------      --------  -----          ---------  ------------  ---   ----  -----------  -----       -------------------------
                    Class                      $1000)       amt       PRN   Call  Discretion   Managers
                    -----                     ------       ---        ---   ----  ----------   --------
                                                                                                           Sole       Shared   None
                                                                                                           ----       ------   ----
------------------------------------------------------------------------------------------------------------------------------------
AIRBORNE INC        COM       009269101          40,924    1,958,100   SH             SOLE               1,958,100
------------------------------------------------------------------------------------------------------------------------------------
ASHANTI             GLOB DEL  0043743202          1,904      238,900   SH             SOLE                 238,900
GOLDFIELDS LTD      RCPT
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC     COM       206197105          61,272    4,162,500   SH             SOLE               4,162,500
------------------------------------------------------------------------------------------------------------------------------------
IDEC PHARMA-        COM       449370105           2,931       86,200   SH             SOLE                  86,200
CEUTICALS CORP
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC      COM       712713106          28,626    1,627,400   SH             SOLE               1,627,400
COM
------------------------------------------------------------------------------------------------------------------------------------
QUINTILES           COM       748767100           1,625      114,500   SH             SOLE                 114,500
TRANSNATIONAL
CORP
------------------------------------------------------------------------------------------------------------------------------------

         REPORT SUMMARY: 6 DATA RECORDS        $137,282